Financial Risk Management - Sensitivity Analysis of Interest Rate (Parenthetical) (Details)	Dec. 31, 2021
Floating Interest Rate
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase decrease in interest rate basis points	1.00%